Other Assets (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Assets [Abstract]
Balance at beginning of period	$ 2,297,121	$ 2,596,029
Additions	4,172,546	642,825
Amortization	(2,108,716)	(941,733)	(447,573)
Balance at end of period	$ 4,360,951	$ 2,297,121	$ 2,596,029